Warrants (Details)		12 Months Ended
	Nov. 30, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 shares	Nov. 07, 2025
Unit Purchase Options [Member]
Warrants [Line Items]
Number of units held		431,250
Warrants to purchase (in Dollars per share) | $ / shares		$ 11
Units exercised
Warrants term		2 years 6 months
Warrants [Member]
Warrants [Line Items]
Warrants term	5 years			5 years
Issuance of warrants	5,332,216
Expected Volatility [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs		15.39
Risk-Free Interest Rate [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs		4.36
Time to Expiration [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs		2.5
Exercise Price [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs		11
Share Price [Member] | Unit Purchase Options [Member]
Warrants [Line Items]
Unit purchase options, measurement inputs		3.41
Ordinary Shares [Member] | Warrants [Member]
Warrants [Line Items]
Issuance of warrants		5,332,216
Warrants to purchase	10,664,432
Price per share (in Dollars per share) | $ / shares	$ 2.16
Outstanding shares		10,664,432